Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Flexible Income Fund

For the period ended September 30, 2025

Schedule of Investments (unaudited)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
LONG-TERM INVESTMENTS 114.26%

ASSET-BACKED SECURITIES 43.31%

Automobiles 0.53%
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.639% (30 day USD SOFR Average + 5.25%)	#	5/20/2032	$508,443	$521,081
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	8.389% (30 day USD SOFR Average + 4.00%)	#	10/20/2032	317,187	320,749
Total					841,830

Collateralized Loan Obligation-Debt 7.61%
Antares CLO Ltd. Series 2017-2A Class CRR (Cayman Islands)†(b)	6.67% (3 mo. USD Term SOFR + 2.40%)	#	4/20/2037	1,500,000	1,502,555
Antares CLO Ltd. Series 2017-2A Class DRR (Cayman Islands)†(b)	8.17% (3 mo. USD Term SOFR + 3.90%)	#	4/20/2037	1,500,000	1,525,125
Audax Senior Debt CLO 8 LLC Series 2023-8A Class A1LN†	6.726% (3 mo. USD Term SOFR + 2.40%)	#	10/20/2035	3,000,000	3,001,296
Golub Capital Partners CLO 65M Series 2023-65A Class CR†	6.674% (3 mo. USD Term SOFR + 2.40%)	#	4/20/2037	1,500,000	1,510,114
Golub Capital Partners CLO 65M Series 2023-65A Class DR†	8.174% (3 mo. USD Term SOFR + 3.90%)	#	4/20/2037	1,500,000	1,524,375
Golub Capital Partners CLO 69M Series 2023-69A Class A†	6.576% (3 mo. USD Term SOFR + 2.35%)	#	11/9/2036	3,000,000	3,007,425
Total					12,070,890

Collateralized Loan Obligation-Warehouse 6.93%
Fortress Credit Opportunities XXVII CLO B LLC	8.318%		12/30/2033	5,000,000	5,000,000	(c)
NMFC Senior Loan Program IV LLC	8.752%		7/11/2030	750,000	750,000	(c)
NMFC Senior Loan Program IV LLC(d)	–	(e)	7/11/2030	1,979,730	1,979,730	(c)
NMFC Senior Loan Program III LLC(d)	–	(e)	8/7/2028	3,000,000	3,000,000	(c)
NMFC Senior Loan Program III LLC	8.607%		8/7/2028	270,270	270,270	(c)
Total					11,000,000

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Credit Card 1.11%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	$750,000	$762,189
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,000,000	1,003,917
Total					1,766,106

Other 27.13%
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†(f)	5.818% (3 mo. USD Term SOFR + 1.50%)	#	7/15/2038	1,500,000	1,509,156
ABPCI Direct Lending Fund CLO XVII LLC Series 2024-17A Class A1†(f)	6.146% (3 mo. USD Term SOFR + 1.85%)	#	8/1/2036	1,667,000	1,669,771
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†(g)	–	(e)	10/20/2038	1,000,000	1,002,500
AGL CLO 42 Ltd. Series 2025-42A Class A2†	5.869% (3 mo. USD Term SOFR + 1.60%)	#	7/22/2038	250,000	250,695
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class BR3†	6.364% (3 mo. USD Term SOFR + 2.05%)	#	4/28/2037	674,000	676,437
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.06% (1 mo. USD Term SOFR + 1.93%)	#	1/20/2041	500,000	500,556
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.968% (1 mo. USD Term SOFR + 1.83%)	#	1/20/2043	240,000	241,199
ARES LII CLO Ltd. Series 2019-52A Class DRR†	6.832% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2031	500,000	500,305
ARES LX CLO Ltd. Series 2021-60A Class B†	6.241% (3 mo. USD Term SOFR + 1.91%)	#	7/18/2034	750,000	751,274
Arini U.S. CLO I Ltd. Series 1A Class C†	7.226% (3 mo. USD Term SOFR + 2.90%)	#	4/15/2038	1,000,000	1,017,208
Bain Capital Credit CLO Ltd. Series 2019-3A Class DRR†	7.126% (3 mo. USD Term SOFR + 2.80%)	#	10/21/2034	250,000	250,290
Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR†(f)	5.58% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2037	1,750,000	1,756,981
BlueMountain CLO Ltd. Series 2018-3A Class BR†	6.169% (3 mo. USD Term SOFR + 1.85%)	#	10/25/2030	500,000	501,591

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Other (continued)
Bryant Park Funding Ltd. Series 2023-20A Class BR†	6.225% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2038		$350,000	$351,589
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051		535,150	528,278
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	11.238% (3 mo. USD Term SOFR + 6.92%)	#	4/15/2037		300,000	304,154
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032		1,000,000	1,016,987
Crown City CLO IV Series 2022-4A Class B1R†	7.126% (3 mo. USD Term SOFR + 2.80%)	#	4/20/2037		500,000	503,906
CTM CLO Ltd. Series 2025-1A Class C†	6.685% (3 mo. USD Term SOFR + 2.35%)	#	7/15/2038		400,000	400,336
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028		1,000,000	1,007,078
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040		250,000	249,108
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	2,300,000	1,675,349
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class A2R†	7.064% (3 mo. USD Term SOFR + 2.75%)	#	1/20/2036		$1,000,000	1,004,929
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class CR†	8.514% (3 mo. USD Term SOFR + 4.20%)	#	1/20/2036		1,250,000	1,256,674
Greystone CRE Notes LLC Series 2025-FL4 Class AS†	6.289% (1 mo. USD Term SOFR + 2.14%)	#	1/15/2043		500,000	503,124
HalseyPoint CLO 3 Ltd. Series 2020-3A Class D1R†	8.61% (3 mo. USD Term SOFR + 4.30%)	#	7/30/2037		250,000	252,732
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048		279,000	278,341
Harvest U.S. CLO Ltd. Series 2024-1A Class E†	11.749% (3 mo. USD Term SOFR + 7.42%)	#	4/18/2037		250,000	255,315
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.91% (3 mo. USD Term SOFR + 1.65%)	#	1/23/2035		1,000,000	1,000,894
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	7.312% (3 mo. USD Term SOFR + 3.15%)	#	7/25/2038		750,000	755,395
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035		1,150,000	1,168,985

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Other (continued)
KKR CLO 61 Ltd. Series 2025-61A Class D1†	8.145% (3 mo. USD Term SOFR + 3.85%)	#	7/15/2037	$250,000	$251,804
LFT CRE Ltd. Series 2021-FL1 Class B†	6.015% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	350,000	348,334
Madison Park Funding LIX Ltd. Series 2021-59A Class A2R†	6.029% (3 mo. USD Term SOFR + 1.70%)	#	4/18/2037	500,000	501,120
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.999% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	1,000,000	1,001,870
Orion CLO Ltd. Series 2024-3A Class C†	6.619% (3 mo. USD Term SOFR + 2.30%)	#	7/25/2037	500,000	502,307
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	500,000	506,074
PFP Ltd. Series 2025-12 Class B†	6.178% (1 mo. USD Term SOFR + 2.04%)	#	12/18/2042	500,000	502,401
Post Road Equipment Finance LLC Series 2025-1A Class D†	5.43%		5/15/2031	300,000	301,790
Project Panama SPV LLC Series 2024 1†	7.48%	#(h)	12/23/2027	5,000,000	5,037,500	(c)
Rad CLO 22 Ltd. Series 2023-22A Class A1†	6.156% (3 mo. USD Term SOFR + 1.83%)	#	1/20/2037	570,000	571,567
Regatta XVI Funding Ltd. Series 2019-2A Class CR†	6.218% (3 mo. USD Term SOFR + 1.90%)	#	1/15/2033	300,000	300,285
Sandstone Peak III Ltd. Series 2024-1A Class E†	11.399% (3 mo. USD Term SOFR + 7.08%)	#	4/25/2037	250,000	254,279
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2†	5.673%		7/25/2055	1,000,000	1,002,284
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	513,712	508,461
Sesac Finance LLC Series 2025-1 Class A2†	5.50%		7/25/2055	1,000,000	998,417
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	689,750	702,160
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%)	#	3/31/2038	250,000	256,868
TierPoint Issuer LLC Series 2025-1A Class A2†	6.15%		4/26/2055	1,000,000	1,016,031
Trimaran CAVU Ltd. Series 2024-1A Class E†	10.569% (3 mo. USD Term SOFR + 6.25%)	#	1/25/2038	250,000	254,338

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Other (continued)
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.694% (3 mo. USD Term SOFR + 2.40%)	#	7/20/2038	$250,000	$252,504
Trinitas CLO XXVII Ltd. Series 2024-27A Class D1†	8.629% (3 mo. USD Term SOFR + 4.30%)	#	4/18/2037	370,000	373,922
U.S. Bank NA Series 2025-SUP1 Class C†	6.256% (30 day USD SOFR Average + 1.90%)	#	2/25/2032	383,874	383,461
U.S. Bank NA Series 2025-SUP1 Class D†	7.056% (30 day USD SOFR Average + 2.70%)	#	2/25/2032	383,874	385,966
VFI ABS LLC Series 2025-1A Class C†	5.60%		4/24/2031	863,000	869,279
Vibrant CLO XI Ltd. Series 2019-11A Class A1R2†(f)	5.937% (3 mo. USD Term SOFR + 1.61%)	#	7/20/2032	1,100,000	1,100,515
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	9.326% (3 mo. USD Term SOFR + 5.00%)	#	4/20/2036	580,000	587,145
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.918% (3 mo. USD Term SOFR + 3.60%)	#	7/15/2036	250,000	250,674
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	960,000	906,806
Total					43,069,299
Total Asset-Backed Securities (cost $68,473,506)					68,748,125

CORPORATE BONDS 25.14%

Airlines 1.06%
Air Canada Pass-Through Trust Series 2015-1 Class A (Canada)†(b)	3.60%		9/15/2028	394,502	388,816
American Airlines, Inc.†	7.25%		2/15/2028	290,000	297,334
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.021%		10/20/2029	520,000	520,503
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	9.50%		6/1/2028	450,000	468,886
Total					1,675,539

Auto Manufacturers 1.36%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%		3/31/2029	385,000	377,298
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,250,000	1,303,956
Wabash National Corp.†	4.50%		10/15/2028	510,000	473,824
Total					2,155,078

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Auto Parts & Equipment 0.51%
Tenneco, Inc.†	8.00%		11/17/2028		$350,000	$350,891
ZF North America Capital, Inc.†	6.875%		4/14/2028		455,000	461,648
Total						812,539

Banks 0.87%
Citigroup, Inc.	5.353% (SOFR + 1.17%)	#	9/11/2031		750,000	751,509
Synovus Financial Corp.	7.538% (5 yr. USD SOFR ICE Swap + 3.38%)	#	2/7/2029		600,000	632,806
Total						1,384,315

Building Materials 0.17%
CP Atlas Buyer, Inc.†	7.00%		12/1/2028		285,000	271,597

Chemicals 0.16%
SCIH Salt Holdings, Inc.†	6.625%		5/1/2029		265,000	260,042

Coal 0.23%
SunCoke Energy, Inc.†	4.875%		6/30/2029		385,000	360,195

Commercial Services 1.56%
Alta Equipment Group, Inc.†	9.00%		6/1/2029		485,000	453,142
BCP V Modular Services Finance II PLC	6.125%		11/30/2028	GBP	380,000	479,551
Champions Financing, Inc.†	8.75%		2/15/2029		$375,000	362,474
EquipmentShare.com, Inc.†	9.00%		5/15/2028		345,000	365,518
Hertz Corp.†	12.625%		7/15/2029		480,000	509,322
Sotheby’s†	7.375%		10/15/2027		300,000	300,655
Total						2,470,662

Diversified Financial Services 1.13%
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		505,000	531,733
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029		800,000	763,621
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028		500,000	499,951
Total						1,795,305

Electric 0.62%
Alexander Funding Trust II†	7.467%		7/31/2028		465,000	497,399
Palomino Funding Trust I†	7.233%		5/17/2028		460,000	488,416
Total						985,815

Entertainment 0.58%
Empire Resorts, Inc.†	7.75%		11/1/2026		225,000	224,375
Warnermedia Holdings, Inc.	4.054%		3/15/2029		750,000	701,250
Total						925,625

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Equity Real Estate 0.24%
Kennedy-Wilson, Inc.	4.75%		3/1/2029	$390,000	$372,962

Health Care-Services 0.91%
Centene Corp.	4.25%		12/15/2027	750,000	737,113
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029	450,000	358,164
Team Health Holdings, Inc.†	8.375%		6/30/2028	337,000	344,556
Total					1,439,833

Home Builders 0.34%
LGI Homes, Inc.†	8.75%		12/15/2028	509,000	534,677

Insurance 1.01%
F&G Annuities & Life, Inc.	7.40%		1/13/2028	720,000	756,071
F&G Global Funding†	5.523% (SOFR + 1.33%)	#	9/8/2028	833,000	839,986
Total					1,596,057

Internet 0.61%
ANGI Group LLC†	3.875%		8/15/2028	390,000	366,893
GrubHub Holdings, Inc.†	13.00%		7/31/2030	73,975	74,200
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029	475,000	534,548
Total					975,641

Investment Companies 1.11%
Blackstone Secured Lending Fund	3.625%		1/15/2026	500,000	498,793
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	500,000	520,768
HPS Corporate Lending Fund†	4.90%		9/11/2028	750,000	746,286
Total					1,765,847

Iron-Steel 0.48%
Algoma Steel, Inc. (Canada)†(b)	9.125%		4/15/2029	555,000	473,454
Mineral Resources Ltd. (Australia)†(b)	9.25%		10/1/2028	280,000	293,736
Total					767,190

Leisure Time 0.34%
Sabre GLBL, Inc.†	8.625%		6/1/2027	533,000	540,976

Lodging 0.21%
Full House Resorts, Inc.†	8.25%		2/15/2028	360,000	334,443

Machinery-Diversified 0.36%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%		2/15/2029	340,000	355,790
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028	210,000	222,833
Total					578,623

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value(a)
Media 1.15%
AMC Networks, Inc.†	10.25%	1/15/2029		$456,000	$480,909
Sinclair Television Group, Inc.†	5.125%	2/15/2027		350,000	350,367
Univision Communications, Inc.†	8.00%	8/15/2028		355,000	368,137
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	475,000	624,715
Total					1,824,128

Miscellaneous Manufacturing 0.19%
LSB Industries, Inc.†	6.25%	10/15/2028		$310,000	306,068

Oil & Gas 5.41%
Antero Resources Corp.†	7.625%	2/1/2029		700,000	715,319
APA Corp.	4.375%	10/15/2028		500,000	487,906
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028		578,658	576,210
Civitas Resources, Inc.†	8.375%	7/1/2028		496,000	514,748
Comstock Resources, Inc.†	6.75%	3/1/2029		365,000	363,086
Crescent Energy Finance LLC†	9.25%	2/15/2028		274,000	284,663
EQT Corp.	7.50%	6/1/2027		1,000,000	1,019,473
Global Marine, Inc.	7.00%	6/1/2028		190,000	184,775
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028		355,000	356,136
Nabors Industries, Inc.†	7.375%	5/15/2027		364,000	369,763
Patterson-UTI Energy, Inc.	3.95%	2/1/2028		1,000,000	977,026
Repsol E&P Capital Markets U.S. LLC†	4.805%	9/16/2028		200,000	200,932
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%	6/15/2029		495,000	513,210
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)	9.625%	4/15/2029		550,000	577,313
Talos Production, Inc.†	9.00%	2/1/2029		520,000	538,077
Transocean Aquila Ltd.†	8.00%	9/30/2028		401,308	413,096
Vnom Sub, Inc.†	5.375%	11/1/2027		500,000	500,400
Total					8,592,133

Packaging & Containers 0.37%
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		360,000	361,128
Trident TPI Holdings, Inc.†	12.75%	12/31/2028		215,000	229,512
Total					590,640

Pharmaceuticals 0.80%
Curaleaf Holdings, Inc.	8.00%	12/15/2026		315,000	304,762
CVS Pass-Through Trust†	5.298%	1/11/2027		675,644	675,835
Trulieve Cannabis Corp.	8.00%	10/6/2026		290,000	289,548
Total					1,270,145

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Pipelines 0.97%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		$340,000	$341,577
NGPL PipeCo LLC†	4.875%		8/15/2027		750,000	751,968
Venture Global LNG, Inc.†	8.125%		6/1/2028		425,000	440,202
Total						1,533,747

REITS 0.47%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027		750,000	743,984

Retail 0.60%
Maxeda DIY Holding BV	5.875%		10/1/2026	EUR	240,000	264,083
Park River Holdings, Inc.†	6.75%		8/1/2029		$400,000	396,518
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	210,000	284,220
Total						944,821

Software 0.33%
Open Text Corp. (Canada)†(b)	6.90%		12/1/2027		$500,000	520,773

Telecommunications 0.23%
Level 3 Financing, Inc.†	4.25%		7/1/2028		395,000	371,293

Transportation 0.76%
Pacific National Finance Pty. Ltd. (Australia)(b)	4.75%		3/22/2028		700,000	691,411
XPO, Inc.†	6.25%		6/1/2028		500,000	510,429
Total						1,201,840
Total Corporate Bonds (cost $39,512,999)						39,902,533

CORPORATE NOTES 3.14%

Financial Services 3.14%
QualityTech LP	7.11% (3 mo. USD Term SOFR + 2.75%)		10/31/2028		3,800,000	3,785,940	(c)
QualityTech LP(d)	7.12% – 7.39% (3 mo. USD Term SOFR + 3.00%)		10/31/2028		1,200,000	1,195,560	(c)
Total Corporate Notes (cost $4,958,027)						4,981,500

FLOATING RATE LOANS(i) 38.68%

Aerospace & Defense 1.56%
Triumph Group, Inc PIK Term Loan 6.57%	9.446% (3 mo. USD Term SOFR + 2.38%)		7/24/2032		1,998,337	1,978,354	(c)
Triumph Group, Inc Delayed Draw Term Loan(d)	–	(e)	7/24/2032		168,919	167,230	(c)
Triumph Group, Inc Revolver(d)	–	(e)	7/24/2032		337,838	334,459	(c)
Total						2,480,043

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Building Products 0.93%
LHS Borrower LLC 2025 Term Loan	9.215% (1 mo. USD Term SOFR + 5.25%)		9/4/2031		$1,388,646	$1,367,817	(c)
LHS Borrower LLC 2025 Revolver(d)	9.236%		9/4/2031		111,354	109,683	(c)
Total						1,477,500

Commercial Services & Supplies 0.89%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.002% (3 mo. USD Term SOFR + 2.00%)		1/31/2031		997,494	1,000,092
RR Donnelley & Sons Co. 2024 Term Loan	8.715% (1 mo. USD Term SOFR + 4.75%)		8/8/2029		424,450	420,205	(c)
Total						1,420,297

Consumer Staples Distribution & Retail 2.10%
Bellis Acquisition Co. PLC 2023 GBP Incremental Term Loan (United Kingdom)	10.008% (SONIA + 5.75%)		10/22/2029	GBP	2,500,000	3,326,609	(c)

Diversified Consumer Services 2.83%
CI MG Group LLC 2025 Delayed Draw Term Loan(d)	9.486% - 9.66% (1 mo. USD Term SOFR + 5.50%) (6 mo. USD Term SOFR + 5.50%)		3/27/2030		$743,412	733,674	(c)
CI MG Group LLC 2025 Revolver(d)	9.499% (3 mo. USD Term SOFR + 5.50%)		3/27/2030		168,919	166,706	(c)
CI MG Group LLC 2025 Term Loan	9.502% (3 mo. USD Term SOFR + 5.50%)		3/27/2030		1,581,081	1,560,369	(c)
Eagle Bidco Ltd. 2025 GBP Term Loan B (United Kingdom)	8.717% (SONIA + 4.75%)		2/20/2032	GBP	1,500,000	2,028,283
Total						4,489,032

Diversified Financial Services 0.05%
BSFR II UTE I LLC Revolver(d)	5.802% (3 mo. USD Term SOFR + 1.80%)		3/24/2028		$75,000	74,850	(c)

Entertainment 1.25%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.752% (3 mo. USD Term SOFR + 1.75%)		11/30/2030		997,462	995,966
Six Flags Entertainment Corp. 2024 Term Loan B	–	(e)	5/1/2031		1,000,000	995,000
Total						1,990,966

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Financial Services 2.83%
Harp Finco Ltd. GBP Term Loan (Jersey)	9.482% (SONIA + 5.50%)		3/27/2032	GBP	1,500,000	$1,977,002	(c)
Tulip Bidco Ltd. GBP PIK Incremental Acquisition Facility (United Kingdom)(d)	7.463% - 9.08% (SONIA + 5.00%) (3 mo. EURIBOR + 5.00%)		12/13/2027	GBP	1,900,000	2,516,980	(c)
Total						4,493,982

Health Care Equipment & Supplies 1.52%
DRS Holdings III, Inc. 2025 Term Loan	9.215% (1 mo. USD Term SOFR + 5.25%)		11/1/2028		$2,290,933	2,279,479	(c)
DRS Holdings III, Inc. 2025 Revolver(d)	–	(e)	11/1/2028		142,625	141,911	(c)
Total						2,421,390

Health Care Providers & Services 2.17%
One Call Corp. 2025 Revolver(d)	–	(e)	9/10/2030		230,263	226,809	(c)
One Call Corp. 2025 Term Loan	9.715% (1 mo. USD Term SOFR + 5.75%)		9/10/2030		3,269,737	3,220,691	(c)
Total						3,447,500

Health Care Technology 4.39%
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Delayed Draw Term Loan(d)	8.913% (1 mo. USD Term SOFR + 4.75%)		8/30/2031		731,529	724,214	(c)
CT Technologies Intermediate Holdings, Inc. 2025 Incremental Term Loan	8.715% (1 mo. USD Term SOFR + 4.75%)		9/1/2031		1,280,176	1,267,374	(c)
CT Technologies Intermediate Holdings, Inc. 2025 Revolver(d)	–	(e)	8/30/2031		365,764	362,107	(c)
CT Technologies Intermediate Holdings, Inc. 2025 Synthetic Delayed Draw Term Loan 1(d)	–	(e)	8/30/2031		111,558	111,558	(c)
Goldeneye Parent LLC PIK Term Loan	8.965% (1 mo. USD Term SOFR + 5.00%)		3/31/2032		2,178,352	2,189,243	(c)
Goldeneye Parent LLC PIK Revolver(d)	–	(e)	3/31/2032		316,189	317,770	(c)
Wisdom Purchaser LLC Revolver(d)	–	(e)	7/24/2032		187,500	186,562	(c)
Wisdom Purchaser LLC PIK Term Loan	8.365% (3 mo. USD Term SOFR + 4.50%)		7/24/2032		1,812,500	1,803,437	(c)
Total						6,962,265

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
Hotels, Restaurants & Leisure 3.03%
Accommodations Plus Technologies Holdings LLC 2025 Term Loan	8.449% (3 mo. USD Term SOFR + 4.25%)		5/28/2032	$2,161,250	$2,139,637	(c)
Accommodations Plus Technologies Holdings LLC 2025 Revolver(d)	–	(e)	5/28/2032	333,333	330,000	(c)
OB Global Openbet Holdings 2 LLC Term Loan	10.003% (3 mo. USD Term SOFR + 6.00%)		9/24/2029	2,362,500	2,338,875	(c)
Total					4,808,512

Insurance 1.87%
Koala Investment Holdings, Inc. PIK Term Loan	8.502% (3 mo. USD Term SOFR + 4.50%)		8/29/2032	2,346,515	2,323,049	(c)
Koala Investment Holdings, Inc. PIK Delayed Draw Term Loan(d)	8.465%		8/29/2032	452,413	447,889	(c)
Koala Investment Holdings, Inc. Revolver(d)	–	(e)	8/29/2032	201,072	199,062	(c)
Total					2,970,000

Internet 0.79%
Gen Digital, Inc. 2021 Term Loan A	5.763% (1 mo. USD Term SOFR + 1.50%)		9/10/2027	1,250,000	1,250,000

Life Sciences Tools & Services 1.91%
Cambrex Corp. 2025 Revolver(d)	4.50%		3/5/2032	255,102	255,102	(c)
Cambrex Corp. 2025 Unitranche PIK Term Loan	8.465% (1 mo. USD Term SOFR + 4.50%)		3/5/2032	1,953,353	1,953,353	(c)
Cambrex Corp. 2025 PIK Delayed Draw Term Loan(d)	–	(e)	3/5/2032	291,545	291,545	(c)
Cambrex Corp. 2025 PIK Delayed Draw Term Loan 1(d)	–	(e)	3/5/2032	531,457	526,143	(c)
Total					3,026,143

Media 2.11%
Charter Communications Operating LLC 2023 Term Loan B4	6.291% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	997,462	997,257
Gannett Holdings LLC 2024 Term Loan	9.185% (3 mo. USD Term SOFR + 5.00%)		10/15/2029	2,366,911	2,355,574
Total					3,352,831

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value(a)
Oil & Gas 0.25%
Occidental Petroleum Corp. 2 Year Term Loan	–	(e)	12/29/2025		$400,000	$400,500

Professional Services 5.06%
Deerfield Dakota Holding LLC 2025 PIK Term Loan 7.06%	9.808% (3 mo. USD Term SOFR + 5.25%)		9/12/2032		2,742,857	2,715,428	(c)
Deerfield Dakota Holding LLC 2025 Revolver(d)	–	(e)	9/12/2032		257,143	254,571	(c)
Pacioli U.K. Midco Ltd. GBP PIK Term Loan B (United Kingdom)	8.982% (SONIA + 5.00%)		4/14/2032	GBP	1,410,000	1,863,123	(c)
Sigma Irish Acquico Ltd. 2025 USD Term Loan B (Ireland)(b)	9.37% (3 mo. USD Term SOFR + 5.25%)		3/19/2032		$1,304,138	1,294,357	(c)
Sigma Irish Acquico Ltd. 2025 PIK Delayed Draw Term Loan (Ireland)(b)(d)	7.25%		3/19/2032		453,613	450,211	(c)
Sigma Irish Acquico Ltd. 2025 EUR Term Loan B (Ireland)	7.25% (3 mo. EURIBOR + 5.25%)		3/19/2032	EUR	1,242,249	1,447,525	(c)
Total						8,025,215

Real Estate Management & Development 1.57%
Associations, Inc. 2024 2nd Amendment Term Loan A	11.083% (3 mo. USD Term SOFR + 6.50%)		7/3/2028		$2,181,484	2,186,938	(c)
Associations, Inc. 2024 2nd Amendment Revolver(d)	–	(e)	7/3/2028		136,842	136,842	(c)
Associations, Inc. 2024 Special Purpose Delayed Draw Term Loan(d)	11.083% (3 mo. USD Term SOFR + 6.50%)		7/3/2028		170,297	170,723	(c)
Total						2,494,503

Transportation Infrastructure 1.57%
Elk Bidco, Inc. Delayed Draw Term Loan(d)	–	(e)	6/14/2032		373,134	371,269	(c)
Elk Bidco, Inc. Revolver(d)	–	(e)	6/14/2032		335,821	334,142	(c)
Elk Bidco, Inc. Term Loan	8.502% (3 mo. USD Term SOFR + 4.50%)		6/14/2032		1,791,045	1,782,089	(c)
Total						2,487,500
Total Floating Rate Loans (cost $60,971,845)						61,399,638

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value(a)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.99%
1301 Trust Series 2025-1301 Class D†	6.43%	#(j)	8/11/2042	$590,000	$592,101
1345 Trust Series 2025-AOA Class B†	6.15% (1 mo. USD Term SOFR + 2.00%)	#	6/15/2042	500,000	502,220
ALA Trust Series 2025-OANA Class C†	6.243% (1 mo. USD Term SOFR + 2.09%)	#	6/15/2040	500,000	505,025
BAHA Trust Series 2024-MAR Class B†	7.069%	#(j)	12/10/2041	500,000	521,904
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	6.00% (1 mo. USD Term SOFR + 1.85%)	#	8/15/2042	700,000	703,381
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.947%	#(j)	6/15/2044	500,000	516,096
BX Trust Series 2025-VLT7 Class E†	7.90% (1 mo. USD Term SOFR + 3.75%)	#	7/15/2044	500,000	503,919
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(j)	10/15/2042	400,000	402,311
ONE Mortgage Trust Series 2021-PARK Class A†	4.965% (1 mo. USD Term SOFR + 0.81%)	#	3/15/2036	500,000	493,063
SCG Trust Series 2025-SNIP Class D†	6.85% (1 mo. USD Term SOFR + 2.60%)	#	9/15/2030	600,000	600,374
SWCH Commercial Mortgage Trust Series 2025-DATA Class B†	5.993% (1 mo. USD Term SOFR + 1.84%)	#	2/15/2042	500,000	498,755
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	7.241% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	500,000	500,188
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,292,202)					6,339,337
Total Long-Term Investments (cost $180,208,579)					181,371,133

SHORT-TERM INVESTMENTS 4.94%

COMMERCIAL PAPER 0.31%

Chemicals 0.31%
FMC Corp.† (cost $499,563)	5.349%		10/7/2025	500,000	499,563

MONEY MARKET MUTUAL FUNDS 2.73%
State Street Institutional U.S. Government Money Market Fund Class(k) (cost $4,339,317)	4.069%		12/31/2050	4,339,317	4,339,317

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investments	Principal Amount‡	Fair Value(a)
REPURCHASE AGREEMENTS 1.90%
Repurchase Agreement dated 9/30/2025, 3.750% due 10/1/2025 with Fixed Income Clearing Corp. collateralized by $309,000 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $314,267; proceeds: $307,943 (cost $307,911)	$307,911	$307,911
Repurchase Agreement dated 9/30/2025, 4.200% due 10/1/2025 with JPMorgan Securities LLC collateralized by $2,621,400 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $2,700,000; proceeds: $2,700,315 (cost $2,700,000)	2,700,000	2,700,000
Total Repurchase Agreements (cost $3,007,911)		3,007,911
Total Short-Term Investments (cost $7,846,791)		7,846,791
Total Investments in Securities 119.20% (cost $188,055,370)		189,217,924
Less Unfunded Loan Commitments (9.01%) (cost $14,248,954)		(14,295,721)
Net Investments in Securities 110.19% (cost $173,806,416)		174,922,203
Borrowings (7.46%)		(11,850,000)
Other Assets and Liabilities – Net(l) (2.73)%		(4,328,243)
Net Assets 100.00%		$158,743,960

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2025, the total value of Rule 144A securities was $93,127,628, which represents 58.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2025.
(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser as “valuation designee.”
(d)	Security partially/fully unfunded.
(e)	Interest Rate to be determined.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2025.
(g)	Securities purchased on a when-issued basis.
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2025.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

September 30, 2025

(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	The rate shown is the current yield as of September 30, 2025.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, swap contracts and reverse repurchase agreement as follows:

Centrally Cleared Interest Rate Swap Contracts at September 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.905%	12-Month USD SOFR Index	9/19/2026	$8,590,000	$–	$(20,279)	$(20,279)
Bank of America(2)	3.756%	12-Month USD SOFR Index	5/19/2027	15,100,000	(22,863)	(46,167)	(69,030)
Bank of America(2)	3.685%	12-Month USD SOFR Index	5/19/2028	5,753,000	(8,029)	(38,939)	(46,968)
Bank of America(2)	3.396%	12-Month USD SOFR Index	6/30/2029	4,145,000	7,289	(13,664)	(6,375)
Total					$(23,603)	$(119,049)	$(142,652)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at September 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Goldman Sachs	11/21/2025	470,000	$550,333	$553,424	$3,091
British pound	Sell	Goldman Sachs	10/10/2025	274,000	376,522	368,520	8,002
British pound	Sell	Goldman Sachs	10/10/2025	6,102,000	8,381,744	8,206,968	174,776
British pound	Sell	Goldman Sachs	10/10/2025	98,000	132,406	131,806	600
British pound	Sell	Goldman Sachs	10/10/2025	1,498,000	2,019,929	2,014,756	5,173
British pound	Sell	Goldman Sachs	10/10/2025	98,000	132,413	131,806	607
Canadian dollar	Sell	Goldman Sachs	1/23/2026	2,343,000	1,708,899	1,692,300	16,599
Euro	Sell	Goldman Sachs	11/21/2025	258,000	304,107	303,794	313
Euro	Sell	Goldman Sachs	11/21/2025	125,000	147,930	147,187	743
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$209,904

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	10/10/2025	161,000	$217,961	$216,539	$(1,422)
Euro	Sell	Goldman Sachs	11/21/2025	1,770,000	2,065,514	2,084,173	(18,659)
Euro	Sell	Goldman Sachs	11/21/2025	151,000	177,710	177,802	(92)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(20,173)

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Reverse Repurchase Agreement Payables as of September 30, 2025

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
J.P. Morgan	$1,502,487	$1,666,660 principal, ABPCI Direct Lending Fund CLO XVII LLC Series 2024-17A Class A1 at 6.146% due 8/1/2036, $1,669,430 fair value	4.720%	9/8/2025	10/8/2025	$1,507,018
J.P. Morgan	1,356,604	1,498,192 principal, 37 Capital CLO 3 Ltd. Series 2023-1A Class A1R at 5.818% due 7/15/2038, $1,507,337 fair value	4.700%	9/8/2025	10/8/2025	1,360,678
J.P. Morgan	1,580,063	1,748,651 principal, Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR at 5.58% due 7/15/2037, $1,755,626 fair value	4.700%	9/8/2025	10/8/2025	1,584,808
J.P. Morgan	990,082	1,099,576 principal, Vibrant CLO XI Ltd. Series 2019-11A Class A1R2 at 5.937% due 7/20/2032, $1,100,091 fair value	4.700%	9/8/2025	10/8/2025	996,408
Total						$5,448,912

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $4,531, $4,074, $4,745 and $6,326, respectively.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligation-Warehouse(3)	$–	$–	$11,000,000	$11,000,000
Other	–	38,031,799	5,037,500	43,069,299
Remaining Industries	–	14,678,826	–	14,678,826
Corporate Bonds
Oil & Gas	–	8,592,133	–	8,592,133
Remaining Industries	–	31,310,400	–	31,310,400
Corporate Notes(4)	–	–	4,981,500	4,981,500
Floating Rate Loans(5)
Aerospace & Defense	–	–	2,480,043	2,480,043
Building Products	–	–	1,477,500	1,477,500
Commercial Services & Supplies	–	1,000,092	420,205	1,420,297
Consumer Staples Distribution & Retail	–	–	3,326,609	3,326,609
Diversified Consumer Services	–	2,028,283	2,460,749	4,489,032
Diversified Financial Services	–	–	74,850	74,850
Financial Services	–	–	4,493,982	4,493,982
Health Care Equipment & Supplies	–	–	2,421,390	2,421,390
Health Care Providers & Services	–	–	3,447,500	3,447,500
Health Care Technology	–	–	6,962,265	6,962,265
Hotels, Restaurants & Leisure	–	–	4,808,512	4,808,512
Insurance	–	–	2,970,000	2,970,000
Life Sciences Tools & Services	–	–	3,026,143	3,026,143
Professional Services	–	–	8,025,215	8,025,215
Real Estate Management & Development	–	–	2,494,503	2,494,503
Transportation Infrastructure	–	–	2,487,500	2,487,500
Remaining Industries	–	6,994,297	–	6,994,297
Non-Agency Commercial Mortgage-Backed Securities	–	6,339,337	–	6,339,337
Short-Term Investments
Commercial Paper	–	499,563	–	499,563
Money Market Mutual Funds	4,339,317	–	–	4,339,317
Repurchase Agreements	–	3,007,911	–	3,007,911
Total	$4,339,317	$112,482,641	$72,395,966	$189,217,924

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(142,652)	–	(142,652)
Forward Foreign Currency Exchange Contracts
Assets	–	209,904	–	209,904
Liabilities	–	(20,173)	–	(20,173)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(5,448,912)	–	(5,448,912)
Total	$–	$(5,401,833)	$–	$(5,401,833)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments.
(3)	Level 3 includes unfunded commitments of $4,979,730.
(4)	Level 3 includes unfunded commitments of $1,195,560.
(5)	Level 3 includes unfunded commitments of $8,120,431.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset Backed Securities(a)	Corporate Notes(b)	Floating Rate Loans(c)
Balance as of July 1, 2025	$10,000,000	$4,959,500	$33,305,532
Accrued Discounts (Premiums)	–	1,278	15,138
Realized Gain/(Loss)	–	(911)	2,891
Change in Unrealized Appreciation/(Depreciation)	37,500	21,633	(112,488)
Purchases	6,000,000	–	19,464,795
Sales	–	–	(1,298,902)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Balance as of September 30, 2025	$16,037,500	$4,981,500	$51,376,966
Change in unrealized appreciation/ (depreciation) for the period ended September 30, 2025, related to the Level 3 investments held at September 30, 2025	$37,500	$21,633	$(112,488)

(a)	Includes unfunded commitments of $4,979,730.
(b)	Includes unfunded commitments of $1,195,560.
(c)	Includes unfunded commitments of $8,120,431.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(concluded)

September 30, 2025

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of September 30, 2025. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

The unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments as of September 30, 2025 were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Assets	9-30-2025 Fair Value ($)	Valuation Technique(s)/ Methodologies	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Asset-Backed Securities(a)	11,000,000	Market Approach	Transaction Price	N/A	N/A
Asset-Backed Securities	5,037,500	Income Approach	Discount Rate	6.29% – 7.29%	6.79%
Corporate Note(b)	4,981,500	Income Approach	Discount Rate	6.21% – 6.98%	6.52%
Floating Rate Loans(c)	17,875,144	Market Approach	Transaction Price	N/A	N/A
Floating Rate Loans(d)	33,501,822	Income Approach	Discount Rate	7.75% – 11.13%	9.30%
Total Level 3	72,395,966.00

(a)	Includes unfunded loan commitments of $4,979,730
(b)	Includes unfunded loan commitments of $1,195,560
(c)	Includes unfunded loan commitments of $2,151,603
(d)	Includes unfunded loan commitments of $5,968,828

The significant unobservable input used in the market approach is the transaction price to acquire the position. There has been no change to the valuation based on the underlying assumptions used at the closing of such transaction. The significant unobservable input used in the income approach is the discount rate. The discount rate is used to discount the estimated future cash flows, which include both future principal and interest payments expected to be received from the underlying investment. An increase/decrease in the discount rate would result in a decrease/increase, respectively, in the fair value.

20	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Flexible Income Fund (the “Fund”) is a non-diversified, closed-end management investment company that continuously offers its shares (the “Shares”) and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on December 15, 2023. The Fund commenced operations on February 19, 2025. The Fund’s investment adviser is Lord Abbett FIF Advisor LLC (the “Adviser”) and the Fund’s sub-adviser is Apollo Credit Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”). The Adviser is a wholly-owned subsidiary of Lord, Abbett & Co. LLC (together with the Adviser, “Lord Abbett”). The Sub-Adviser is an affiliate of Apollo Global Management, Inc. and its consolidated subsidiaries.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has delegated the determination of fair value of the Fund’s portfolio investments to the Adviser as its valuation designee. Accordingly, the Adviser is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Adviser, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities that are actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Private investments are not anticipated to have readily available market values. Such investments are valued at fair value determined in good faith using observable and unobservable inputs and generally represent an estimate of a transactable level or “exit price”. These investments are generally valued using one or more valuation methods including the market approach, the income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected

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Notes to Schedule of Investments (unaudited)(continued)

future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities. The Fund may use amortized cost as a pricing technique for investments that have recently transacted.

Investments may be valued using a range of fair valuations from an independent pricing service, including an external fair value specialist (“EFVS”). If the range of fair valuations received from an EFVS are determined to be materially different from recent transaction prices, fair value may be determined using both the transaction prices and the EFVS prices as inputs to the fair value for a reasonable period of time subject to the determination of the Pricing Committee. The Pricing Committee will determine the appropriate valuation methodology as outlined above for each private investment.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

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Notes to Schedule of Investments (unaudited)(concluded)

A summary of inputs used in valuing Fund’s investments as of September 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the on the next business day. As with other extensions of credit, the may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2025, the Fund did not have any securities on loan.

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